Acquisition of EMX Royalty Corporation	12 Months Ended
Dec. 31, 2025
Business combinations [Abstract]
Acquisition of EMX Royalty Corporation
Note 4 - Acquisition of EMX Royalty Corporation
On November 13, 2025, the Company closed an arrangement agreement whereby the Company acquired all of the issued and outstanding shares of EMX Royalty Corporation. Pursuant to the terms and conditions of the arrangement agreement between the Company and EMX dated September 4, 2025 (the "Arrangement Agreement"), EMX shareholders received 0.2822 of a common share for each EMX common share held prior to the Transaction, for a total of 31,500,450 common shares issued. In accordance with the Arrangement Agreement, each EMX share option was replaced with a fully vested replacement Elemental share option and each EMX warrant was replaced with a replacement Elemental warrant. The fair value of the replacement options and warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Options	Warrants

Risk free interest rate (%)	2.47	2.45
Expected life (years)	2.4	1.4
Expected volatility (%)	44.4	45.3
Dividend yield (%)	-	-
For accounting purposes, the Company determined that the Transaction met the definition of a business combination under IFRS 3 - Business Combinations and applied the acquisition method of accounting. The closing date of the Transaction was determined to be November 13, 2025 and Elemental was determined to be the acquiring company. Upon completion of the acquisition of EMX, Elemental and EMX shareholders owned 51% and 49% of the Company, respectively. Below is a reconciliation of the purchase consideration for EMX along with the estimated preliminary fair value of the total assets acquired, net of liabilities assumed, as at the date of the Transaction. The allocation is preliminary and the fair values of the royalty interests acquired and deferred tax liability assumed are subject to change based on relevant information existing as at the date of the Transaction.

Consideration

Number of Elemental shares issued to EMX shareholders	31,500,450
Closing price of an Elemental share on November 12, 2025 (C$)	$20.74
$C/$US exchange rate on November 12, 2025	1.4005

Fair value of Elemental share consideration	$466,490
Fair value of EMX share options replaced with Elemental share options	10,799
Purchase consideration	$477,289
Note 4 - Acquisition of EMX Royalty Corporation (continued)

Assets and Liabilities Acquired

Cash and cash equivalents	$15,941
Trade receivables and other assets	11,338
Investments	9,084
Equity investment in associate (SLM California)	104,405
Royalty interests	490,138
Property and equipment	1,162
Accounts payable and accrued liabilities	(13,335)
Warrant liability	(5,507)
Loan payable	(24,714)
Deferred tax liability	(111,223)
Total assets acquired, net of liabilities assumed	$477,289
To estimate the fair value of the royalty interests and the equity investment in associate acquired, management used discounted cash flow models for these assets that relate to operating mines and development assets and a market-based approach for other early stage assets. Management applied significant judgment in determining the fair value of the royalty interests and the equity investment in associate, including the use of significant assumptions, such as discount rates, long-term forecast commodity prices, and future production of operator mineral reserves and mineral resources information. Future production and operator mineral reserves and mineral resources information is compiled by management's specialists. Details of the material royalties the Company holds are discussed in Note 8.
The fair values of the investments acquired, were determined using quoted share prices of equity investments as of November 12, 2025 or estimates of fair value based on observable transactions from recently completed capital raises.
In connection with the Transaction, the Company incurred transaction costs of $3.0 million which were expensed during the year. Cash and cash equivalents acquired from EMX was net of other transaction and closing costs accrued by EMX up to the date of the transaction which were settled subsequent to closing. The Company's net income for the year ended December 31, 2025 included EMX revenue of $7.6 million and net income of $2.7 million from the date of acquisition to December 31, 2025. Had the Transaction occurred on January 1, 2025, the Company would have included EMX revenues of $36.2 million and a net loss of $0.8 million. The net loss was calculated using EMX results for the year and adjusting it for additional depletion that would have been charged assuming the fair value adjustments had applied from January 1, 2025 and assuming that no transaction or closing costs had been incurred. This pro forma information is not necessarily indicative of the results that would have been obtained if the EMX acquisition had actually occurred on January 1, 2025.